Schedule of Inventories (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 4,334,765	$ 5,288,206	$ 2,862,293
Work-in process	714,596	1,106,056	647,829
Finished goods	1,412,710	614,400	833,785
Gross inventories	6,462,071	7,008,662	4,343,907
Less: Provision for obsolescence	(398,136)	(322,815)	(305,399)
Inventories, net	6,063,935	6,685,847	4,038,508
Gross inventories	6,462,071	7,008,662	4,343,907
Inventories, net	$ 6,063,935	$ 6,685,847	$ 4,038,508